INTANGIBLE ASSETS AND GOODWILL - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 8,344	€ 3,202
Balance at end of period	8,384	8,344	€ 3,202
Total intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,476	3,299
Additions	36	40
Disposals	(5)	(4)
Transfers and reclassifications		0
Currency translation adjustments	(88)	(290)
Acquisition accounting adjustments		129
Balance at end of period	8,548	8,476	3,299
Total intangibles | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(132)	(97)
Amortisation expense	(47)	(39)
Disposals	5	4
Transfers and reclassifications		1
Currency translation adjustments	10	(1)
Balance at end of period	(164)	(132)	(97)
Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,003	3,114
Balance at end of period	8,109	8,003	3,114
Franchise intangible | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,003	3,114
Additions	0	0
Disposals	0	0
Transfers and reclassifications		0
Currency translation adjustments	(73)	(283)
Acquisition accounting adjustments		179
Balance at end of period	8,109	8,003	3,114
Franchise intangible | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Transfers and reclassifications		0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	156	60
Balance at end of period	122	156	60
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	277	152
Additions	26	37
Disposals	(5)	(4)
Transfers and reclassifications		16
Currency translation adjustments	(14)	(7)
Acquisition accounting adjustments		(17)
Balance at end of period	267	277	152
Software | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(121)	(92)
Amortisation expense	(38)	(33)	(25)
Disposals	5	4
Transfers and reclassifications		1
Currency translation adjustments	9	(1)
Balance at end of period	(145)	(121)	(92)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	182	12
Balance at end of period	143	182	12
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	193	17
Additions	0	3
Disposals	0	0
Transfers and reclassifications		0
Currency translation adjustments	(1)	0
Acquisition accounting adjustments		(30)
Balance at end of period	162	193	17
Customer relationships | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(11)	(5)
Amortisation expense	(9)	(6)	(1)
Disposals	0	0
Transfers and reclassifications		0
Currency translation adjustments	1	0
Balance at end of period	(19)	(11)	(5)
Assets under construction
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	3	16
Balance at end of period	10	3	16
Assets under construction | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	3	16
Additions	10	0
Disposals	0	0
Transfers and reclassifications		(16)
Currency translation adjustments	0	0
Acquisition accounting adjustments		(3)
Balance at end of period	10	3	16
Assets under construction | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Transfers and reclassifications		0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,427	81
Balance at end of period	2,520	2,427	81
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,427	81
Acquired		98
Disposals	0	0
Transfers and reclassifications		0
Currency translation adjustments	(5)	3
Balance at end of period	2,520	2,427	81
Goodwill | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Transfers and reclassifications		0
Currency translation adjustments	0	0
Balance at end of period	€ 0	0	€ 0
CCE, CCIP And CCEG | Total intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired		5,429
CCE, CCIP And CCEG | Franchise intangible | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired		5,170
CCE, CCIP And CCEG | Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired		83
CCE, CCIP And CCEG | Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired		173
CCE, CCIP And CCEG | Assets under construction | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired		3
CCE, CCIP And CCEG | Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired		2,342
Vifilfell, hf. | Total intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired		2
Vifilfell, hf. | Franchise intangible | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired		2
Vifilfell, hf. | Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired		0
Vifilfell, hf. | Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired		0
Vifilfell, hf. | Assets under construction | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired		0
Vifilfell, hf. | Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired		€ 1